SCHEDULE OF COMPONENTS OF LEASE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases As Lessee
Amortization of finance lease right-of-use assets	¥ 5,117	¥ 5,184	¥ 4,313
Interest on finance lease liabilities	198	193	175
Total finance lease costs	5,315	5,377	4,488
Operating lease costs	623,497	584,103	569,778
Short-term lease costs			1,532
Total lease costs	¥ 628,812	¥ 589,480	¥ 575,798